CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Accounts and notes receivable, allowances (in dollars)		$ 2,856	$ 2,839
Financing receivable, allowances (in dollars)		7,023	15,067
Allowances of long-term financing receivable			47
Accounts payable		20,046	5,561
Short-term debt		61,479	37,202
Accrued expenses and other current liabilities		45,898	19,781
Payable to investors		142,689	182,951
Amounts due to related parties		17,746	10,914
Deferred revenue		11,489	5,954
Income tax payable		12,652	7,860
Long-term debt		47,665	95,390
Long-term debt to investors			59,916
Other non-current liabilities		6,356	12,849
Financing Receivable Net Current	[1]	125,478	301,773
Business Combination, Contingent Consideration, Liability, Noncurrent		60,850	0
Long-term Debt, Current Maturities		52,604	0
Consolidated Assets Backed Financing Entities [Member]
Accrued expenses and other current liabilities		4	4
Payable to investors		64,087	141
Financing Receivable Net Current		78,485	73,549
Variable Interest Entity [Member]
Accounts payable		19,476	5,423
Short-term debt		12,296	7,202
Accrued expenses and other current liabilities		17,498	11,277
Payable to investors		7,153	182,810
Amounts due to related parties		7,013	222
Deferred revenue		10,164	5,804
Income tax payable		10,380	7,163
Long-term debt
Long-term debt to investors			59,916
Other non-current liabilities
Financing Receivable Net Current		145	228,224
Business Combination, Contingent Consideration, Liability, Noncurrent		5,944
Long-term Debt, Current Maturities
Class A ordinary shares [Member]
Ordinary shares, par value (in dollars per share)		$ 0.001	$ 0.001
Ordinary shares, shares authorized		3,000,000,000	3,000,000,000
Ordinary shares, shares issued		726,549,453	719,651,418
Ordinary shares, shares outstanding		726,549,453	719,651,418
Class B ordinary shares [Member]
Ordinary shares, par value (in dollars per share)		$ 0.001	$ 0.001
Ordinary shares, shares authorized		500,000,000	500,000,000
Ordinary shares, shares issued		305,388,450	305,388,450
Ordinary shares, shares outstanding		305,388,450	305,388,450

[1]	The Company consolidated Shanghai Renren Finance Leasing Asset-Backed Special Plans (the "Plans"), see Note 1.